Consolidated Statements of Financial Position - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017 [1]
NON-CURRENT ASSETS
Property, plant and equipment	¥ 1,705,901	¥ 1,702,813
Investments in associates and joint ventures	89,362	81,159
Available-for-sale financial assets	0	1,917
Financial assets measured at fair value through other comprehensive income	738	0
Advance operating lease payments	78,240	73,896
Intangible and other non-current assets	98,298	92,941
Deferred tax assets	23,498	26,724
Time deposits with maturities over one year	3,101	0
TOTAL NON-CURRENT ASSETS	1,999,138	1,979,450
CURRENT ASSETS
Inventories	174,586	144,669
Accounts receivable	58,507	53,143
Prepayments and other current assets	88,594	72,014
Notes receivable	16,308	19,215
Time deposits with maturities over three months but within one year	9,535	13,344
Cash and cash equivalents	85,598	122,777
TOTAL CURRENT ASSETS	433,128	425,162
CURRENT LIABILITIES
Accounts payable and accrued liabilities	297,828	343,819
Contract liabilities	68,076	0
Income taxes payable	5,728	9,533
Other taxes payable	77,016	47,898
Short-term borrowings	137,738	175,417
TOTAL CURRENT LIABILITIES	586,386	576,667
NET CURRENT LIABILITIES	(153,258)	(151,505)
TOTAL ASSETS LESS CURRENT LIABILITIES	1,845,880	1,827,945
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Share capital	183,021	183,021
Retained earnings	732,182	712,437
Reserves	299,083	298,062
TOTAL EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	1,214,286	1,193,520
NON-CONTROLLING INTERESTS	196,372	187,799
TOTAL EQUITY	1,410,658	1,381,319
NON-CURRENT LIABILITIES
Long-term borrowings	269,422	289,858
Asset retirement obligations	132,780	131,546
Deferred tax liabilities	17,015	12,660
Other long-term obligations	16,005	12,562
TOTAL NON-CURRENT LIABILITIES	435,222	446,626
TOTAL EQUITY AND NON-CURRENT LIABILITIES	¥ 1,845,880	¥ 1,827,945

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).